Operating Leases - Current and Non-current Lease Obligation (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Operating leases
Total operating lease liabilities	¥ 401,044		¥ 561,090
Less: Current operating lease liabilities	139,787	$ 19,989	183,373
Long-term operating lease liabilities	¥ 261,257	$ 37,359	¥ 377,717